                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               -----------------
Check here if Amendment [   ]; Amendment Number:
This Amendment  (Check only one.):           [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      LNB Bancorp, Inc
           -----------------------------------------
Address:   457 Broadway
           -----------------------------------------
           Lorain Ohio 44052
           -----------------------------------------

Form 13F File Number:
                        -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on behalf of Reporting Manager:

Name:      Thomas H. Eschke
           -----------------------------------------
Title:     AVP,Operations Officer
           -----------------------------------------
Phone:     (440) 244-7263
           -----------------------------------------

Signature, Place, and Date of Signing:

  /s/ Thomas H. Eschke             Lorain, Ohio             May 15, 2001
- ---------------------             --------------             -----------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[ x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
        Form 13F File Number        Name

                              	Lorain National Bank
        --------------------        --------------------------------------


-----END PRIVACY-ENHANCED MESSAGE-----

0REQUESTED MODEL: BNK
1REPORT PTR289  1N LORAIN NATIONAL BANK
SECURITIES AND EXCHANGE COMMISSION FORM 13-F
04/12/01           PAGE    1
AS OF 03/31/01

 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 -
 - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

                     INVESTMENT
                                                   MARKET
                    DISCRETION                    VOTING AUTH
ORITY
                                                   VALUE    S
HS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED
     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   P
RN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)
      (C)
 AOL TIME WARNER INC                  00184A105     1,209
 30,105 SH          X                      13,480        100     16,525

 A T & T CORP                         001957109     1,896
 89,010 SH          X                      39,414        150     49,446

 ABBOTT LABORATORIES                  002824100     1,216
 25,767 SH          X                      12,431                13,335

 AMERICAN HOME PRODUCTS CORPORATION   026609107     2,399
 40,830 SH          X                      29,238                11,592

 AMERICAN INTERNATIONAL GROUP INC     026874107     2,554
 31,728 SH          X                      15,079                16,649

 AMGEN INC                            031162100       674
 11,200 SH          X                       3,400                 7,800

 APPLIED MATLS INC                    038222105       648
 14,900 SH          X                      10,850                 4,050

 BP AMOCO PLC ADR SPONSORED           055622104     2,388
 48,118 SH          X                      37,987                10,131

 BMC SOFTWARE INC                     055921100       460
 21,375 SH          X                       8,200        600     12,575

 BELLSOUTH CORPORATION                079860102     1,835
 44,850 SH          X                      29,638        400     14,812

 BLOCKBUSTER LIMITED PARTNERSHIP      094550001        50
 50,000 SH          X                                            50,000
 (VIDEO RENTAL OF WESTERN
 BRISTOL MYERS SQUIBB CO.             110122108     3,897
 65,610 SH          X                      40,990        600     24,020

 CHEVRON CORP                         166751107     2,049
 23,338 SH          X                      11,756        400     11,182

 CISCO SYS INC                        17275R102     2,556
161,610 SH          X                      75,220      1,400     84,990

 CITIGROUP INC                        172967101       233
  5,176 SH          X                       3,932                 1,243

 COCA COLA COMPANY                    191216100       713
 15,777 SH          X                       8,309        600      6,868

 E I DU PONT DE NEMOURS & COMPANY     263534109       286
  7,029 SH          X                       4,409                 2,620

 DUKE ENERGY CORP                     264399106       797
 18,636 SH          X                      12,386                 6,250

 EMERSON ELECTRIC COMPANY             291011104     1,051
 16,944 SH          X                       6,894        200      9,850

 ENRON CORP                           293561106     1,200
 20,648 SH          X                      12,846                 7,802

 EXXON MOBIL CORP                     30231G102     8,432
104,102 SH          X                      63,606        200     40,296

 FEDERAL NATL MTG ASSN                313586109     2,508
 31,502 SH          X                      17,750                13,752

 FIFTH THIRD BANCORP                  316773100     1,097
 20,530 SH          X                      10,408                10,122

 FIRSTMERIT CORP                      337915102     1,051
 40,433 SH          X                      32,547                 7,886

 FORD MOTOR COMPANY                   345370860       405
 14,417 SH          X                      14,417

                                               ----------
          PAGE TOTAL                               41,604
1REPORT PTR289  1N LORAIN NATIONAL BANK
SECURITIES AND EXCHANGE COMMISSION FORM 13-F
04/12/01           PAGE    2
AS OF 03/31/01

 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 -
- -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

                    INVESTMENT
                                                   MARKET
                   DISCRETION                    VOTING AUTHORITY
                                                   VALUE    S
HS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   P
RN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 GENENTECH INC                        368710406       318
 6,300 SH          X                       2,800                 3,500

 GENERAL ELECTRIC COMPANY             369604103     7,694
183,807 SH          X                     117,033      1,400     65,374

 GILLETTE COMPANY                     375766102       214
  6,872 SH          X                       4,272                 2,600

 HARTFORD FINANCIAL SERVICES          416515104       875
 14,825 SH          X                       6,500                 8,325
 GROUP INC
 H J HEINZ COMPANY                    423074103       762
 18,951 SH          X                      14,400                 4,551

 HERSHEY FOODS CORPORATION            427866108       573
  8,270 SH          X                       3,900                 4,370

 HEWLETT PACKARD CO                   428236103       560
 17,922 SH          X                       8,800        400      8,722

 HOME DEPOT INC                       437076102     1,650
 38,286 SH          X                      11,550        900     25,836

 INTEL CORPORATION                    458140100     7,004
266,178 SH          X                     127,740      1,650    136,788

 INTERNATIONAL BUSINESS MACHINES      459200101     1,426
 14,824 SH          X                       9,920                 4,904

 INTERPUBLIC GROUP COS INC            460690100     1,574
 45,828 SH          X                      15,628        800     29,400

 JDS UNIPHASE CORP                    46612J101       715
 38,800 SH          X                      20,300                18,500

 JOHNSON AND JOHNSON                  478160104     2,012
 23,006 SH          X                      10,619        350     12,037

 KEYCORP                              493267108       621
 24,059 SH          X                      20,552                 3,507

 KIMBERLY CLARK CORP                  494368103       203
  3,000 SH          X                       2,700                   300

 LNB BANCORP INC                      502100100     9,184
439,940 SH          X                     109,048               330,892

 LILLY ELI & CO                       532457108     2,146
 28,000 SH          X                      16,450        400     11,150

 LINEAR TECHNOLOGY CORP               535678106       402
  9,800 SH          X                       1,092                 8,708

 LUCENT TECHNOLOGIES INC              549463107     1,425
142,888 SH          X                      74,150      1,200     67,538

 MBNA CORP                            55262L100     1,041
 31,449 SH          X                      14,649                16,800

 MEDTRONIC INC                        585055106     3,215
 70,298 SH          X                      25,236        600     44,462

 MERCK & CO. INC.                     589331107     4,555
 60,008 SH          X                      28,477        600     30,931

 MICROSOFT                            594918104     7,791
142,460 SH          X                      67,600        800     74,060

 MOLEX INC                            608554101       247
 7,012 SH          X                         852                 6,159

 MOTOROLA INC                         620076109       699
 49,045 SH          X                      18,025      1,500     29,520

                                               ----------
          PAGE TOTAL                               56,906
1REPORT PTR289  1N LORAIN NATIONAL BANK
SECURITIES AND EXCHANGE COMMISSION FORM 13-F
04/12/01           PAGE    3
AS OF 03/31/01
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 -
- -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

                   INVESTMENT
                                                   MARKET
                   DISCRETION                    VOTING AUTHORITY
                                                   VALUE    S
HS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   P
RN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 NATIONAL CITY CORPORATION            635405103       501
 18,736 SH          X                      18,736

 NORDSON CORPORATION                  655663102       292
 11,241 SH          X                      11,241

 NORTEL NETWORKS CORP NEW             656568102       183
 13,050 SH          X                       4,000                 9,050

 ORACLE CORP                          68389X105     3,846
256,746 SH          X                     114,280      2,200    140,266

 PFIZER INC                           717081103     4,397
107,385 SH          X                      46,356        600     60,429

 PROCTER & GAMBLE CO                  742718109     2,046
 32,690 SH          X                      14,460        730     17,500

 PROGRESSIVE CORP OHIO                743315103     2,327
 23,975 SH          X                       9,975                14,000

 ROYAL DUTCH PETROLEUM CO             780257804     3,167
 57,133 SH          X                      31,198        800     25,135
 NY REG SHS 1.25
 SBC COMMUNICATIONS INC               78387G103     2,982
 66,816 SH          X                      47,952        694     18,170

 SANMINA CORP                         800907107       329
 16,800 SH          X                       3,900                12,900

 SARA LEE CORPORATION                 803111103     1,533
 71,052 SH          X                      39,388        900     30,764
 FORMERLY CONSOLIDATED FOODS
 SCHERING-PLOUGH CORPORATION          806605101       506
 13,856 SH          X                      13,656                   200

 SOLECTRON CORP                       834182107     1,587
 83,464 SH          X                      20,064      1,000     62,400

 SOUTHTRUST CORP                      844730101       599
 13,100 SH          X                       3,000                10,100

 SPRINT CORP                          852061100       873
 39,720 SH          X                      39,720

 SPRINT CORP PCS                      852061506       297
 15,620 SH          X                      15,620
 GROUP SERIES 1
 STATE STREET CORP                    857477103     1,471
 15,752 SH          X                       9,050                 6,702

 SUN MICROSYSTEMS INC                 866810104     2,760
179,580 SH          X                      74,330      2,400    102,850

 SUNTRUST BANKS, INC.                 867914103     1,108
 17,102 SH          X                      11,200                 5,902

 VERIZON COMMUNICATIONS               92343V104     1,347
 27,323 SH          X                      21,273                 6,050

 WELLS FARGO AND CO                   949746101     2,924
 59,100 SH          X                      23,305                35,795

                                               ----------
          PAGE TOTAL                               35,075
         FINAL TOTALS                             133,585